FORWARD FUNDS

Supplement dated October 19, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and

Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Tactical Enhanced Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on October 11, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund effective November 1, 2012: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Broadmark Asset Management, LLC (“Broadmark”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective November 1, 2012, the section titled “Principal Investment Strategies” on page 96 of the No-Load Prospectus and page 100 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices and shares of ETFs. The Fund may seek exposure to equity securities of issuers in all market capitalization ranges, including small capitalization companies, without limitation.

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash, cash equivalents, and/or in fixed income securities that are investment grade quality and have maturities of less than three years (“Fixed Income Securities”). The Fund’s Fixed Income Securities may include investments in the Forward Floating NAV Short Duration Fund or other Forward Funds.

The Fund’s investment strategy seeks to identify potential long and short investments for the Fund through quantitative analysis of factors including market breadth, market price movements, market trends and market volatility. The Fund is expected to have significant investments in Fixed Income Securities when attractive long or short investment opportunities are not available. The Advisor adjusts the mix of the Fund’s long, short and Fixed Income Securities investments based on its analysis of market conditions and at times the Fund’s investment positions may be primarily long, short or in Fixed Income Securities. The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities. Generally, the Fund will maintain net investment exposure between 100% net long and 100% net short, although the Fund may have investment exposure up to 200% net long.

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Termination of Broadmark as Sub-Advisor

Effective November 1, 2012, Broadmark will cease serving as the Fund’s sub-advisor and Forward Management will assume direct management responsibility with respect to the Fund. Accordingly, effective November 1, 2012, all references in the prospectuses to Broadmark acting as sub-advisor for the Fund shall be deleted.

Change of Advisory Arrangement of the Fund

Effective November 1, 2012, all references in the prospectuses to Christopher J. Guptill as the portfolio manager of the Fund shall be deleted.

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Effective November 1, 2012, the following paragraph is added following the first paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus:

On November 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before November 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

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Effective November 1, 2012, the section titled “Investment Advisor/Portfolio Manager” on page 98 of the No-Load Prospectus and page 102 of the Load Prospectus will be replaced in its entirety to read as follows:

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Welsh and O’Donnell have co-primary responsibility for the day-to-day management of the Fund and have managed the Fund since November 1, 2012.

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Effective November 1, 2012, the Forward Tactical Enhanced Fund is added to the list of Funds directly managed by Forward Management in the third sentence of the second paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” in the No-Load Prospectus and Load Prospectus.

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Effective November 1, 2012, the following paragraphs shall be added under the heading/subheading “Management of the Funds – Investment Advisor/Portfolio Managers” before the last paragraph on page 126 of the No-Load Prospectus and before the last paragraph on page 131 of the Load Prospectus:

The Forward Tactical Enhanced Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim Welsh. Mr. Welsh has been a Portfolio Manager with Forward Management since June 2012. Mr. Welsh has co-primary responsibility for the day to day management of the Forward Tactical Enhanced Fund. From June 2010 to May 2012, Mr. Welsh was a Financial Advisor with Morgan Stanley Smith Barney. From March 1991 to June 2010, Mr. Welsh was the sole proprietor of Welsh Money Management, an investment advisory firm.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. Mr. O’Donnell has co-primary responsibility for the day to day management of the Forward Tactical Enhanced Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

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Reduction in Management Fee and Expense Limits

Effective November 1, 2012, the management fee Forward Management receives from the Fund is permanently reduced to an annual rate of 1.15% of the Fund’s average daily net assets. Additionally, effective November 1, 2012, the expense limit (as a percentage of the applicable class of the Fund’s average daily net assets) applicable to each class of the Fund is permanently reduced as follows:

Class	Expense Limit Prior to November 1, 2012	Expense Limit Effective November 1, 2012
Investor Class	2.34%	1.84%
Institutional Class	1.99%	1.49%
Class A	2.49%	1.99%
Class C	2.94%	2.44%
Class M	1.99%	1.49%

Accordingly, effective November 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 96 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee(1)	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.37%	0.37%
Acquired Fund Fees and Expenses(1)	0.35%	0.35%
Total Annual Fund Operating Expenses	2.27%	1.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.08%	–0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.19%	1.84%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.84% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$222	$187
3 Years	$701	$595
5 Years	$1,207	$1,029
10 Years	$2,595	$2,234

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The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 100 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Class M
Management Fee(1)	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses(1)	0.37%	0.37%	0.37%
Acquired Fund Fees and Expenses(1)	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	2.42%	2.87%	1.92%
Fee Waiver and/or Expense Reimbursement(2)	–0.08%	–0.08%	–0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	2.79%	1.84%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.99%, 2.44% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class M
1 Year	$798	$382	$187
3 Years	$1,279	$881	$595
5 Years	$1,784	$1,505	$1,029
10 Years	$3,163	$3,185	$2,234

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class M
1 Year	$798	$282	$187
3 Years	$1,279	$881	$595
5 Years	$1,784	$1,505	$1,029
10 Years	$3,163	$3,185	$2,234

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The following sentence is added to the footnote pertaining to the Fund on page 127 of the No-Load Prospectus and page 132 of the Load Prospectus:

Effective as of November 1, 2012, Forward Management assumed all responsibilities with respect to directing the investments of the Forward Tactical Enhanced Fund. Effective as of November 1, 2012, the annual advisory fee (as a percentage of daily net assets) paid to Forward Management was reduced from 1.75% to 1.15%.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP TE PM PRO 10192012

Forward Funds

Supplement dated October 19, 2012

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2012, as supplemented

This supplement amends the SAI dated May 1, 2012, as supplemented, in order to incorporate changes of the advisory arrangement and fee arrangements for the Forward Tactical Enhanced Fund (the “Fund”), an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective as of November 1, 2012:

Change of Advisory Arrangement of the Fund

Effective November 1, 2012, all references in the SAI to Broadmark Asset Management, LLC (“Broadmark”) as the sub-advisor to the Fund and to Christopher J. Guptill as the portfolio manager of the Fund shall be deleted.

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Effective November 1, 2012, the following paragraph shall be added under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” to replace the first paragraph on page 15 of the SAI:

Forward Management directly manages the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Dividend Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward Tactical Enhanced Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward International Small Companies Fund (collectively, the “Forward Management Directly Advised Funds”). Forward Management has delegated to the Sub-Advisors the authority to manage each other Fund of the Trust.

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Effective November 1, 2012, the following changes shall be made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 16-22 of the SAI:

The first sentence of the first full paragraph on page 18 is replaced in its entirety to read as follows:

The Investment Advisor compensates the Sub-Advisors for the Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Global Credit Long/Short Fund, Forward International Small Companies Fund (non-cash portion) and Forward Tactical Growth Fund out of the Investment Advisor’s revenues.

The first sentence of the paragraph on page 20 is revised to read as follows:

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Global Credit Long/Short Fund, Forward International Small Companies Fund (non-cash portion) and Forward Tactical Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisors for the Forward High Yield Bond Fund and Forward Investment Grade Fixed-Income Fund are paid an annual fee from the Trust on behalf of the applicable Fund.

The reference to the Fund in the table on page 20 concerning the sub-advisory fee rates is removed in its entirety.

The third sentence of the paragraph on page 22 is replaced in its entirety to read as follows:

With respect to the Forward EM Corporate Debt Fund and Forward Global Credit Long/Short Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the prospectus.

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Effective November 1, 2012, the following information regarding the other accounts managed by the portfolio managers of the Fund shall be added to the information under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES—Portfolio Managers—Forward Management, LLC” on pages 28-39 of the SAI:

Forward Tactical Enhanced Fund

The Forward Tactical Enhanced Fund is team managed by Jim Welsh, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Welsh and O’Donnell have co-primary responsibility for the day-to-day management of the Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Welsh and O’Donnell managed as of December 31, 2011:

Jim Welsh

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0.0	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	24	$2,884.6	0	$0.0
Other pooled investment vehicles	1	$7.0	1	$7.0
Other accounts	9	$1.3	0	$0.0

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds. For example, the nature and amount of compensation paid to Forward Management may be different in that certain accounts are subject to asset-based fees and other accounts are subject to performance-based fees. Forward Management and its personnel may also have differing investment or pecuniary interests in different accounts managed by Forward Management, and the personnel may have differing compensatory interests with respect to different accounts. Forward Management faces a potential conflict of interest when (i) the actions taken on behalf of one account may impact other similar or different accounts (e.g., where accounts have the same or similar investment strategies or otherwise compete for investment opportunities, have potentially conflicting investment strategies or investments, or have differing ability to engage in short sales and economically similar transactions) and/or (ii) Forward Management and its personnel have differential interests in such accounts (e.g., where Forward Management or its related persons are exposed to different potential for gain or loss through differential ownership interests or compensation structures) because Forward Management may have an incentive to favor certain accounts over others that may be less lucrative. Such conflicts may present particular concern when, for example, Forward Management places, or allocates the results of, securities transactions that Forward Management believes could more likely result in favorable performance, engages in cross trades, or executes potentially conflicting or competing investments. To mitigate these conflicts, Forward Management’s policies and procedures seek to ensure that investment decisions are made in accordance with the fiduciary duties owed to such accounts and without consideration of Forward Management’s (or such personnel’s) pecuniary, investment, or other financial interests, and to ensure fair and equitable allocation of investment opportunities among its clients over time.

Mr. Welsh’s compensation consists of a fixed salary. Mr. Welsh may also receive payment from Forward Management under an Intellectual Property Assignment Agreement based on revenues that Forward Management receives from the Fund.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

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Effective November 1, 2012, the information concerning the portfolio managers ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES—Portfolio Managers” on pages 39-41 of the SAI shall be replaced to read as follows:

Information as of December 31, 2011 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Jim Welsh**	Forward Tactical Enhanced Fund	A
Jim O’Donnell**	Forward Tactical Enhanced Fund	A

*	Key to Dollar Ranges
**	Information as of October 18, 2012
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

Change in Management Fee and Expense Limits

Effective November 1, 2012, the following changes are made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 16-22 of the SAI:

The information concerning the investment advisory fee paid by the Fund as contained in the table on pages 16-17 of the SAI is replaced to read as follows:

Fund	Advisory Fee
Forward Tactical Enhanced Fund	1.15%

The information concerning the investment sub-advisory fee paid by the Fund as contained in the table on page 20 of the SAI is deleted in entirety.

The information concerning the expense limitation agreement with the Fund as contained in the table on pages 21-22 of the SAI is replaced to read as follows:

Fund	Class	End Date	Expense Limit
Forward Tactical Enhanced Fund	Class A	April 30, 2013	1.99%
Forward Tactical Enhanced Fund	Class C	April 30, 2013	2.44%
Forward Tactical Enhanced Fund	Class M	April 30, 2013	1.49%
Forward Tactical Enhanced Fund	Investor Class	April 30, 2013	1.84%
Forward Tactical Enhanced Fund	Institutional Class	April 30, 2013	1.49%

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP TE SAI 10192012